Condensed Financial Information of the Company - Statement of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Statement of cash flows
Net cash provided by operating activities	$ 2,128,900	¥ 14,820,976	¥ 7,767,927	¥ 9,686,328
Cash flows from investing activities:
Proceeds from sales of short-term investments	3,561,957	24,797,630	50,000	1,633,000
Cash given to purchase of short term investments	(7,534,202)	(52,451,615)	(7,516,370)	(1,393,000)
Net cash provided by/(used in) investing activities	(4,067,867)	(28,319,678)	(7,548,509)	71,651
Cash flows from financing activities:
Proceeds from the initial public offering			11,879,944
Costs incurred for the initial public offering costs			(356,313)
Proceeds from follow-on offering	1,177,080	8,194,597
Costs incurred for the issuance costs of follow-on offering	28,839	200,769
Proceeds from issuance of convertible bonds	15,688	109,220
Proceeds from issuance of convertible bonds	1,015,987	7,073,101
Proceeds from issuance of convertible preferred shares			5,824,568	1,446,906
Costs incurred for the issuance of convertible preferred shares			(3,842)	(15,369)
Repurchase of Class B Ordinary Shares				(32,677)
Net cash provided by financing activities	2,277,390	15,854,731	17,344,357	1,398,860
Exchange rate effect on cash, cash equivalents and restricted cash	64,659	450,142	546,910	(47,681)
Increase in cash, cash equivalents and restricted cash	403,082	2,806,171	18,110,685	11,109,158
Cash, cash equivalents and restricted cash at beginning of year	4,386,751	30,539,686	12,429,001	1,319,843
Cash, cash equivalents and restricted cash at end of year	4,789,833	33,345,857	30,539,686	12,429,001
Parent Company | Reportable legal entity
Statement of cash flows
Net cash provided by operating activities	37,262	259,409	110,724	2,753
Cash flows from investing activities:
Proceeds from sales of short-term investments	868,969	6,049,590
Cash given to purchase of short term investments	(861,562)	(5,998,024)	(6,146,370)
Cash given to subsidiaries, the VIE and subsidiaries of the VIE	(2,914,926)	(20,293,132)	(6,749,831)	(1,058,908)
Net cash provided by/(used in) investing activities	(2,907,519)	(20,241,566)	(12,896,201)	(1,058,908)
Cash flows from financing activities:
Proceeds from the initial public offering			(11,879,944)
Costs incurred for the initial public offering costs			(356,313)
Proceeds from follow-on offering	1,177,080	8,194,597
Costs incurred for the issuance costs of follow-on offering	(28,839)	(200,769)
Proceeds from issuance of convertible bonds	1,015,987	7,073,101
Proceeds from issuance of convertible bonds	(15,275)	(106,344)
Proceeds from issuance of convertible preferred shares			5,824,568	1,446,906
Costs incurred for the issuance of convertible preferred shares			(3,842)	(15,369)
Repurchase of Class B Ordinary Shares				(32,677)
Net cash provided by financing activities	2,148,953	14,960,585	17,344,357	1,398,860
Exchange rate effect on cash, cash equivalents and restricted cash	20,331	141,540	319,221	(47,820)
Increase in cash, cash equivalents and restricted cash	(700,973)	(4,880,032)	4,878,101	294,885
Cash, cash equivalents and restricted cash at beginning of year	796,022	5,541,746	663,645	368,760
Cash, cash equivalents and restricted cash at end of year	$ 95,049	¥ 661,714	¥ 5,541,746	¥ 663,645